Loans (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Summary of Loans

Loans consist of the following at December 31:

(Dollars in thousands)	2015	2014

Commercial	$123,143	$123,813
Commercial real estate	148,775	139,695
Residential real estate	125,775	121,684
Construction & land development	15,452	17,446
Consumer	9,268	7,913

Total loans before deferred costs	422,413	410,551
Deferred loan costs	458	352

Total loans	$422,871	$410,903

Schedule of Allowances for Loan Losses by Portfolio Segment

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2015, 2014 and 2013.

Summary of Allowance for Loan Losses

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total

December 31, 2015
Beginning balance	$1,289	$1,524	$1,039	$142	$60	$327	$4,381
Provision for loan losses	285	(205)	161	(19)	62	105	389
Charge-offs	(109)	(61)	(132)	–	(46)		(348)
Recoveries	199	13	18	–	10		240

Net charge-offs	90	(48)	(114)	–	(36)		(108)

Ending balance	$1,664	$1,271	$1,086	$123	$86	$432	$4,662

December 31, 2014
Beginning balance	$1,219	$1,872	$1,205	$178	$91	$520	$5,085
Provision for loan losses	1,047	23	(164)	(36)	(34)	(193)	643
Charge-offs	(1,005)	(379)	(27)	–	(11)		(1,422)
Recoveries	28	8	25	–	14		75

Net charge-offs	(977)	(371)	(2)	–	3		(1,347)

Ending balance	$1,289	$1,524	$1,039	$142	$60	$327	$4,381

December 31, 2013
Beginning balance	$933	$1,902	$1,096	$253	$76	$320	$4,580
Provision for loan losses	451	78	173	(75)	13	200	840
Charge-offs	(190)	(108)	(82)	–	(48)		(428)
Recoveries	25	–	18	–	50		93

Net charge-offs	(165)	(108)	(64)	–	2		(335)

Ending balance	$1,219	$1,872	$1,205	$178	$91	$520	$5,085

Allowances for Loan Losses and Ending Balances by Portfolio Segment and Based on Impairment Method

The following table presents the balance in the allowance for loan losses and the ending loan balances by portfolio segment and impairment method as of December 31:

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total
2015
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$299	$64	$26	$–	$–	$–	$389
Collectively evaluated for impairment	1,365	1,207	1,060	123	86	432	4,273

Total ending allowance balance	$1,664	$1,271	$1,086	$123	$86	$432	$4,662

Loans:
Loans individually evaluated for impairment	$6,127	$1,064	$1,533	$–	$–		$8,724
Loans collectively evaluated for impairment	117,016	147,711	124,242	15,452	9,268		413,689

Total ending loans balance	$123,143	$148,775	$125,775	$15,452	$9,268		$422,413

2014
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$–	$109	$75	$–	$–	$–	$184
Collectively evaluated for impairment	1,289	1,415	964	142	60	327	4,197

Total ending allowance balance	$1,289	$1,524	$1,039	$142	$60	$327	$4,381

Loans:
Loans individually evaluated for impairment	$5,922	$1,679	$1,612	$–	$–		$9,213
Loans collectively evaluated for impairment	117,891	138,016	120,072	17,446	7,913		401,338

Total ending loans balance	$123,813	$139,695	$121,684	$17,446	$7,913		$410,551

Schedule of Impairment by Class of Loans

The following table presents loans individually evaluated for impairment by class of loans as of December 31:

(Dollars in thousands)	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
2015
Commercial	$6,541	$5,832	$301	$6,133	$299	$5,972	$230
Commercial real estate	1,265	670	393	1,063	64	1,420	18
Residential real estate	1,689	967	568	1,535	26	1,671	61
Construction & land development	–	–	–	–	–	–	–

Total impaired loans	$9,495	$7,469	$1,262	$8,731	$389	$9,063	$309

2014
Commercial	$7,011	$5,889	$37	$5,926	$–	$6,739	$208
Commercial real estate	1,836	950	728	1,678	109	2,723	90
Residential real estate	1,721	885	730	1,615	75	1,796	61
Construction & land development	–	–	–	–	–	–	–

Total impaired loans	$10,568	$7,724	$1,495	$9,219	$184	$11,258	$359

2013
Commercial	$5,595	$7	$5,580	$5,587	$241	$4,185	$182
Commercial real estate	3,540	563	2,658	3,221	331	3,650	163
Residential real estate	2,001	337	1,510	1,847	212	1,315	41
Construction & land development	–	–	–	–	–	21	2

Total impaired loans	$11,136	$907	$9,748	$10,655	$784	$9,171	$388

Schedule of Aging of Past Due and Nonaccrual Loans

The following table presents the aging of past due and nonaccrual loans by class of loans as of December 31:

(Dollars in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days + Past Due	Nonaccrual	Total Past Due and Nonaccrual	Total Loans

2015

Commercial	$122,760	$34	$172	$–	$177	$383	$123,143
Commercial real estate	147,920	–	59	–	796	855	148,775
Residential real estate	124,408	486	173	105	603	1,367	125,775
Construction & land development	15,452	–	–	–	–	–	15,452
Consumer	9,105	163	–	–	–	163	9,268

Total loans	$419,645	$683	$404	$105	$1,576	$2,768	$422,413

2014

Commercial	$122,283	$362	$96	$1	$1,071	$1,530	$123,813
Commercial real estate	137,683	174	104	–	1,734	2,012	139,695
Residential real estate	120,025	424	92	280	863	1,659	121,684
Construction & land development	17,431	–	15	–	–	15	17,446
Consumer	7,798	73	42	–	–	115	7,913

Total loans	$405,220	$1,033	$349	$281	$3,668	$5,331	$410,551

Summary of Troubled Debt Restructurings

Loan modifications that are considered TDRs completed during the year ended December 31:

(Dollars in thousands)	Number Of Loans Restructured	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

2015

Commercial	1	$148	$148
Residential real estate	5	307	307

Total restructured loans	6	$455	$455

2014

Residential real estate	1	$84	$84

Total restructured loans	1	$84	$84

Summary of Loans by Credit Quality Indicator

Based on the most recent analysis performed, the risk category of loans by class is as follows at December 31:

(Dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Not Rated	Total

2015

Commercial	$112,229	$3,100	$7,044	$–	$770	$123,143
Commercial real estate	141,621	2,742	3,150	–	1,262	148,775
Residential real estate	190	–	213	–	125,372	125,775
Construction & land development	11,015	944	–	–	3,493	15,452
Consumer	–	–	–	–	9,268	9,268

Total	$265,055	$6,786	$10,407	$–	$140,165	$422,413

2014

Commercial	$112,467	$3,809	$6,690	$–	$847	$123,813
Commercial real estate	129,792	4,898	3,634	–	1,371	139,695
Residential real estate	209	–	39	–	121,436	121,684
Construction & land development	13,889	1,579	–	–	1,978	17,446
Consumer	–	–	–	–	7,913	7,913

Total	$256,357	$10,286	$10,363	$–	$133,545	$410,551

Schedule of Loans Not Rated by Class of Loans

The following table presents loans that are not rated, by class of loans as of December 31:

(Dollars in thousands)	Performing	Nonperforming	Total

2015

Commercial	$770	$–	$770
Commercial real estate	1,262	–	1,262
Residential real estate	124,700	672	125,372
Construction & land development	3,493	–	3,493
Consumer	9,268	–	9,268

Total	$139,493	$672	$140,165

2014

Commercial	$847	$–	$847
Commercial real estate	1,371	–	1,371
Residential real estate	120,332	1,104	121,436
Construction & land development	1,978	–	1,978
Consumer	7,913	–	7,913

Total	$132,441	$1,104	$133,545